Revenue and Segment Information	12 Months Ended
Dec. 31, 2024
Revenue and Segment Information [Abstract]
Revenue and segment information

18. Revenue and segment information

Segment information

The Group’s primary business activities include offering farm solutions, as well as selling fresh produce cultivated from the CEA vertical farms. For management purposes, the Group operates in one business unit based on its products and has one reportable segment which is offering of farm solutions and selling fresh produce.

Since most of the Group’s revenue was generated from offering of farm solutions as well as selling fresh produce from the CEA vertical farms in Malaysia, no geographical segment information is presented.

Revenue

The Group’s revenue is primarily derived from offering CEA vertical farm solutions and selling fresh produce from CEA vertical farms operated.

(a) Disaggregation of revenue

The Group disaggregates its revenue from contracts by service types, as the Group believes it best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. The summary of the Group’s disaggregation of revenue by service types for the year ended December 31, 2023 and 2024 are as follows:

	For the year ended December 31,
	2023	2024
	MYR	MYR	USD
Offering farm solutions
- from third parties	12,412,500	19,434,500	4,348,249
- from related parties	4,000,000	1,400,174	313,273
	16,412,500	20,834,674	4,661,522
Sales of fresh produce
- from third parties	585,553	19,993,366	4,473,289
- from related parties	1,473,219	32,842	7,348
	2,058,772	20,026,208	4,480,637

Total revenue	18,471,272	40,860,882	9,142,159

	For the year ended December 31,
	2023	2024
	MYR	MYR	USD
Timing of revenue recognition
- Point in time	18,371,272	37,460,882	8,381,448
- Over time	100,000	3,400,000	760,711
Revenue from contracts with customers	18,471,272	40,860,882	9,142,159

(b) Revenue expected to be recognized in the future arising from contracts with customers in existence at the reporting dates

There is no unsatisfied performance obligations as of December 31, 2023 and 2024.

As of December 31, 2023 and 2024, no contract liabilities were recognized.

(c) Revenue from major customers

	For the year ended December 31,
	2023		2024

Offering of farm solutions
Customer A	–	*	–	*
Customer B	34.7%		–	*
Customer C**	21.7%		–	*
Customer D	21.1%		–	*
Customer E	10.8%		–	*
Customer F	–	*	42.7%

Sales of fresh produce
Customer G***	–	*	19.5%
Customer H	–	*	–	*
Customer I	–	*	14.6%
Customer J	–	*	14.0%

*	The corresponding revenue did not contribute over 10.0% of the total revenue of the Group in the particular period.

**	Customer C is a related party of the Group.

***	Customer G was a related party of the Group during the year ended December 31, 2023. It ceased to be a related party of the Group in January 2024.